SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - ¥ / $	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
RMB exchange rate at balance sheet dates	0.0000	6.9762
Average exchange rate for each year	0.0000	6.8985	6.6174